CĪON INVESTMENT CORPORATION A MIDDLE MARKET LOAN FUND STRUCTURED AS A BUSINESS DEVELOPMENT COMPANY This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offerin g o f securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney General of the State of New York nor any other state securities commission h as approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. * This offering has not been cleared by the following states: AL, AR, MD, NE, OK, TN and TX. In addition, this presentation ca nnot be used in the following states until filed with each state’s respective securities division in compliance with applicable filing requirements: AZ, CA, DE, DC, IN, KS, LA, MA, NJ , N M, NC, ND, OH, OR, PR, SC, WV and WI. CĪON - IPRES - 1012 Filed Pursuant to Rule 497(a) File No. 333 - 178646

Risks An investment in our common stock involves a high degree of risk and is considered speculative. You should carefully consider the information found in the “Risk Factors” section of our prospectus before deciding to invest in shares of our common stock. The following are some of the risks an investment in us involves: ▪ Our investments in prospective portfolio companies is risky, and we could lose all or part of our investment. ▪ We are a non - diversified investment company within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore we are not limited with respect to the proportion of our investment that may be invested in securities o f a single issuer. ▪ We are a new company and have no operating history and are subject to the business risks and uncertainties associated with an y n ew business. ▪ We have not identified any specific investments that we will make with the proceeds from this offering, and you will not have th e opportunity to evaluate our investments prior to purchasing shares of our common stock. As a result, our offering may be cons ide red a "blind pool" offering. ▪ Economic activity in the U.S. was adversely impacted by the global financial crisis that began in 2007 and has yet to fully r eco ver. In addition, the downgrade in the U.S. credit rating could materially adversely affect our business, financial condition and res ult s of operations. ▪ A significant portion of our investment portfolio will be recorded at fair value as determined in good faith by our board of dir ectors and, as a result, there will be uncertainty as to the value of our portfolio investments. ▪ Unless we experience substantial net capital appreciation and realized gains, the purchase price in our periodic repurchase o ffe rs will be at a price lower than the price paid for your shares. ▪ The amount of any distributions we may make is uncertain. Our distributions may exceed our earnings, particularly during the per iod before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we m ake may represent a return of capital to you for tax purposes that will lower your tax basis in your common stock and reduce the amou nt of funds we have for investments in targeted areas. ▪ If we internalize our management functions, your interest in us could be diluted, and we could incur other significant costs ass ociated with being self - managed. 1

Risks (Continued) ▪ CĪON Investment Management, LLC ("CIM"), our investment adviser, has no prior experience managing a Business Development Company ("BDC") or a Regulated Investment Company ("RIC"). Therefore, CIM may not be able to successfully operate our busine ss or achieve our investment objective. ▪ CIM and its affiliates and Apollo and its affiliates, including our officers and some of our directors, will face conflicts o f i nterest caused by compensation arrangements with us and our affiliates that could result in actions that are not in your best interests. ▪ We may be obligated to pay CIM incentive compensation even if we incur a net loss due to a decline in the value of our portfo lio . ▪ There may be conflicts of interest related to obligations CIM’s and AIM’s respective senior management and investment teams h ave to other clients. ▪ Our base management and incentive fees may induce CIM to make, and AIM to recommend, speculative investments or incur leverag e. ▪ The compensation we pay to CIM was determined without independent assessment on our behalf, and these terms may be less advantageous to us than if they had been the subject of arm’s - length negotiations. ▪ This is a “best efforts” offering and, if we are unable to raise substantial funds, then we will be more limited in the numbe r a nd type of investments we may make and the value of your investment in us may be reduced in the event our assets underperform. ▪ Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity e ven t by a specified date, it will be difficult for you to sell your shares. ▪ Beginning with the first calendar quarter following the one - year anniversary of the date on which we meet our minimum offering requirement, we intend to offer to repurchase your common stock on a quarterly basis. As a result, you will have limited oppo rtu nities to sell your common stock and, to the extent shareholders are able to sell their common stock under the program, you may not be able to recover the amount of your investment in our common stock. ▪ The net asset value of our common stock may fluctuate significantly. ▪ We will be exposed to risks associated with changes in interest rates. In addition, changes in interest rates may affect our cos t of capital and net investment income. ▪ If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Borrowed money may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders , a nd result in losses. ▪ We intend to qualify as a RIC but may fail to do so. Such failure would subject us to federal income tax on all of our income , w hich would have a material adverse effect on our financial performance. ▪ As a result of the annual RIC distribution requirement, we may need to raise cash or borrow to fund new investments. These so urc es of funding may not be available to us on acceptable terms, if at all. ▪ We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing su ch income. 2 ICON Securities Corp., member FINRA/SIPC, serves as distributor for CĪON Investment Corporation and is located at 3 Park Ave nue , 36 th Floor, New York, NY 10016

INVESTMENT MANAGEMENT SUB - ADVISER ADVISER INVESTMENT CORPORATION THE FUND INVESTMENT MANAGEMENT ▪ Targets private U.S. middle market companies, which we define as companies with EBITDA of $50 million or less ▪ Invests primarily in senior secured, floating rate loans ▪ Structured as a business development company, or BDC ▪ Sub - advised by Apollo Investment Management, a subsidiary of Apollo Global Management, collectively, “Apollo,” one of the world’s largest alternative investment managers CĪON Investment Corporation: A Middle Market Loan Fund 3

CĪON’s Target Market 4

The Middle Market (1) A LARGE AND VITAL PART OF BOTH THE AMERICAN AND GLOBAL ECONOMY ▪ Approximately 195,000 businesses ▪ Generates more than $9 trillion in gross revenues annually ▪ During the economic downturn of 2007 - 2010, surviving middle market companies created 2 million jobs , compared to nearly 4 million jobs shed by surviving larger companies ▪ Almost 70% of middle market companies have been in business for more than 20 years ▪ On average, middle market companies are less financially leveraged than large companies 5 US M (1) According to the GE Capital 2011 National Middle Market Summit Report. GE defines middle - market companies as those with $10 million - $1 billion in annual revenue, which we believe has significant overlap with CĪON’s definition of the middle - market (companies with EBITDA of $50 million and under). IF THE U.S. MIDDLE MARKET WAS A COUNTRY, IT WOULD BE THE 4TH LARGEST GLOBAL ECONOMY IN TERMS OF GDP THERE IS NO ASSURANCE THAT THESE FORECASTS OR OPINIONS WILL COME TO PASS. PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS. ADDITIONALLY, A REVERSAL OF IMPROVING MARKET CONDITIONS COULD NEGATIVELY IMPACT CREDIT SPREADS AS WELL AS CĪON’S ABILITY TO O BTA IN FINANCING, PARTICULARLY FROM THE DEBT MARKETS.

Everyday Companies 6 Note: The listed companies are a representation of middle market companies across a variety of industries. These listed compa nie s are not representative of any companies that are or will be in CĪON’s portfolio. It should not be assumed that investment in such companies will be profitable.

7 The Investment Opportunity

Small Business Large Corporations ? Middle Market Small Business Administration Big Banks Lender Borrower (1) GE Capital: Leading from the Middle, 2011 National Middle Market Summit (2) Federal Reserve Demand for Alternative Lenders Reduced supply from traditional lenders ▪ U.S. commercial banks reduced commercial and industrial loans by $300 billion from 2008 - 2011 (1) Increased demand from corporations and private equity firms ▪ Corporations have approximately $239 billion of loans maturing by 2016 ▪ Private equity firms have approximately $436 billion of un - invested capital (2) 8

Middle Market vs. Large Corporate Loan Rates Capital lending in the middle market has been typically under - served. The lack of available capital, coupled with the rigorous due diligence necessary in order to provide loans to this market segment, is reason for why middle market loans have averaged nearly a 20% premium compared to their large corporate counterparts in recent history. 9 (1) Data as of June 30, 2012 - S&P Capital IQ LCD and S&P/LSTA Leveraged Loan Index (2) There is no guarantee that the historical premium described above will apply to the middle market loans in which CĪON invests . (LIBOR + Spread) L+0 L+100 L+200 L+300 L+400 L+500 L+600 L+700 Average Nominal Spread of Leveraged Loans (1) Excludes all facilities in default Middle Market Large Corporates

10 The Fund

Institutional & High Net Worth Investors ▪ A type of investment company created by congress in 1980 ▪ Created to facilitate the flow of capital to private companies ▪ Registered with the SEC and governed by the Investment Company Act of 1940 ▪ Enables qualified individual investors to participate and invest alongside institutional and high - net - worth investors What is a BDC? 11 Institutional & High Net Worth Investors Public Investors Institutional & High Net Worth Investors Business Development Companies Middle Market Businesses Investment Returns Investment Dollars * Investments in BDCs may not be suitable for some investors. There is no guarantee that an investment in a BDC will result in a return on y our investment. Before investing in a BDC, please read the associated prospectus carefully and consider the risks, charges, expenses and other important informatio n d escribed therein.

▪ Regular SEC filings (10Q, 10K, 8K, etc.) ▪ Quarterly NAV pricing ▪ Board of Directors, a majority of whom must be independent LIMITED LEVERAGE (1) ▪ Leverage restricted by regulation ▪ Strategic leverage to potentially enhance returns ▪ Minimal corporate taxation ▪ At least 90% of net investment income is distributed ▪ 1099 tax statements ▪ Generally little to no correlation to listed stock or bond markets ▪ Potential hedge against inflation ▪ Portfolio diversification ▪ Leading global alternative investment managers CĪON Attributes 12 TRANSPARENCY AND GOVERNANCE TAX BENEFITS, IF TREATED AS A RIC (2) PARTICIPATION IN AN ALTERNATIVE INVESTMENT (3) (1) If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of inves tin g in us. Borrowed money may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders, and result in losses. (2) In the unlikely circumstance that CĪON does not qualify as a RIC, it would subject CĪON to federal income taxes on all of it s income, resulting in an adverse effect on its financial performance. (3) Alternative investments may not be suitable for some investors. They are typically illiquid and are considered long - term investments.

The Partnership ▪ Publicly traded (NYSE:APO) ▪ 20+ year history ▪ 616 employees ▪ 9 offices in 7 countries ▪ $105 billion of AUM (1) ▪ Demonstrated investment performance across several asset classes ▪ 25+ year history ▪ 115 employees ▪ 5 offices in 3 countries ▪ $4.3 billion in total investments ▪ Demonstrated track record of raising capital in the intermediary channel ▪ Managed investments for more than 56,000 investors since inception CĪON is a partnership between ICON Investments and Apollo Global Management 13 (1) As of June 30, 2012. Please refer to Apollo's latest periodic report , which is publicly available at www.sec.gov, for the definition of "Assets Under Management" or "AUM."

About Apollo Apollo is among the largest loan investors in the world and manages funds on behalf of some of the world’s most prominent institutional and high net worth investors 14 Apollo Global Management, LLC AUM (1) (in billions) Private Equity $38 $8 $3 Non - Allocated Real Estate Capital Markets $ 56 Top Loan Investors (2) PARTICIPANT ESTIMATED TOTAL (in millions) GSO / Blackstone $ 3,356 APOLLO $ 3,311 Eaton Vance Group $ 3,078 Fidelity Advisors $ 2,179 INVESCO $ 2,039 Credit Suisse Asset Mgmt $ 2,017 Babson Capital Management $ 1,930 ING Investment Management $ 1,846 Guggenheim Investment Partners $ 1,834 (1) As of June 30, 2012. Please refer to Apollo's latest periodic report, which is publicly available at www.sec.gov, for the definition of "Assets Under Man age ment" or "AUM." Due to rounding, chart does not add up to $105 billion. (2) Source: S&P LCD (“LCD”), as of June 30, 2012. Note : Includes all accounts that LCD was able to track with three or more commitments in the 12 months ended June 30, 2012 or $10 million or more in estimated allocations. LCD works with buy - side and sell - side financial institutions to gather and produce loan information. The data is based on LCD’s collection and therefore is, by definition, incomplete. LCD’s collection does not include loans that are not syndicated; materially diff ere nt rankings could result from a change in collections or ranking methodology.

Apollo Manages Funds on Behalf of Prominent Investors 15 (1) As of December 31, 2011, excludes Stone Tower Public Pensions Foreign Government Agencies Banks or Finance Companies Private Banks Funds of Funds Corporate Pensions Insurance Companies Family or High - Net - Worth Endowments & Foundations Apollo’s Investor Base (1)

An Integrated Platform Apollo operates its business in an integrated manner to enhance information flow between its business units 16 CAPITAL MARKETS NATURAL RESOURCES PRIVATE EQUITY REAL ESTATE Packaging Manufacturing Chemicals Leisure Commodities Private Equity Credit Private Equity Credit Private Equity Credit Private Equity Credit Private Equity Credit Note: The listed companies are a sample of Apollo private equity and capital markets investments across certain core industries. Listed companies are not representative of all companies recommended for advisory clients. It should not be assumed investment in such companies was or will be profitable. The list was compiled based on non - performance criteria. It contains companies that are not currently held in any Apollo portfolio. There can be no guarantees that any similar investment opportunities will be available or pursued by Apollo in the future. As of April 2012.

Positioning CĪON 17

Investment Strategy* 18 Target Companies U.S. middle market companies (EBITDA of $50 million or less) with: ▪ Experienced management teams ▪ Significant free cash flow ▪ Strong competitive positions ▪ Potential for growth Investments Primarily invest in secured loans of target companies, which typically: ▪ Sit at the top of a company’s capital structure ▪ Are secured by all of a company’s assets ▪ Offer attractive risk - adjusted returns Investment Objective By making and managing investments in target companies, we strive to provide investors with: ▪ Current income ▪ To a lesser extent, capital appreciation * There is no guarantee that the strategies listed above will be achieved. Investment strategies do not guarantee a profit nor do they protect against losses.

Focus on Senior Secured Loans (1) CĪON intends to focus primarily on investments in senior secured loans, and to a lesser extent, second lien and mezzanine loans CĪON’s Primary Investment Focus Inventory 19 ▪ Senior secured loans are situated at the top of the capital structure ▪ These loans have priority in payment and generally carry the least risk among all investments in a company ▪ Typically have a first claim on a company’s property, plant, inventory and cash flows (1) Although senior secured loans may carry the least amount of risk amongst the capital structure, they should not be misconstrued as carrying no risk at all. For example, there is a risk that the collateral securing our loans may decrease in value.

Interest Rate Environment U.S. Treasury rates are at or near 50 - year lows and well below their 50 - year average (1) 20 (1) Based on historical 10 - year Treasury yields as of May 18, 2012.

Floating Vs. Fixed Rate Investments CĪON offers investors a potential hedge against rising interest rates, which typically erode the value of traditional fixed income investments. To mitigate this interest rate exposure, many of CĪON’s loans are anticipated to have a floating interest rate. 21 The above discussion does not take into account all factors that may impact income. Interest rate fluctuations can have a neg ati ve impact on investments and accordingly, can adversely impact our ability to achieve our objectives and targeted rate of return.

The CĪON Difference 22 ▪ Proven ability to invest in middle - market companies ▪ Proprietary sourcing relationships ▪ Disciplined, income - oriented investment philosophy ▪ Global platform with seasoned investment professionals ▪ Non - correlated, alternative investment providing portfolio diversification

Positioning Offering Type Business Development Company (“BDC”) Offering Size $1,000,000,000 Offering Price per Share Initial price of $10.00 per Share/$9.30 per share through Registered Investment Advisers Minimum Investment $5,000 Suitability Standards (1) Generally, an investor must meet either of the following requirements : ▪ a net worth (not including home, home furnishings, and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or ▪ a net worth (not including home, home furnishings, and personal automobiles) of at least $250,000 Distribution Payment Schedule (2) Paid monthly, as declared Distribution Reinvestment Plan (DRIP) Investors can repurchase shares at 95% of the share price immediately following the distribution date 23 (1) In addition to general suitability requirements, there are state - specific suitability requirements that must be met. For com plete information, please refer to the suitability section of the prospectus. (2) While we intend to make monthly distributions, there can be no assurance that monthly distributions will be made, if such dis tributions are made at all. All fees, expenses and obligations will affect net cash from operations, which is further detailed in the prospectus.

Positioning Investor Share Repurchase Program (1) Quarterly share repurchases beginning 12 months after the minimum offering requirement is met. Up to 15% of the weighted average number of shares during any calendar year or 3.75% per quarter, may be repurchased at 90% of the current offering price. Exit Strategy (2) Intends to complete a liquidity event within three to five years following completion of the offering. Such an event could include: ▪ a listing of CĪON's common stock on a national securities exchange, ▪ the sale of all or substantially all of CĪON's assets either on a complete portfolio basis or individually followed by a liquidation or ▪ a merger or another transaction approved by CĪON’s board of directors in which CĪON’s shareholders will receive cash or securities of a publicly - traded company (1) Share repurchase program will be implemented beginning on the first calendar quarter following the one - year anniversary of t he date that CĪON meets its minimum offering requirement. (2) Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidi ty event by a specified date, it will be difficult for you to sell your shares. All fees, expenses and obligations will affect net cash from operations, which is further detailed in the prospectus. 24

25 This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made o nly by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offerin g o f securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.